Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Dividends	Infrastructure	Total Payments	Other Taxes	Income Taxes
Total	$ 22,744,687	$ 313,418	$ 185,160	$ 4,299,095	$ 709,246	$ 25,000	$ 60,403	$ 28,337,009	$ 11,638,923	$ 11,105,764
Algeria
Total	473,592		2,096		28,685			504,373	320,762	152,830
Algeria | Direction Generale des Impots, Direction des Grandes Entreprises c/o Sonatrach
Total	200,492							200,492	47,662	152,830
Algeria | Direction Generale des Impots, Direction des Grandes Entreprises
Total	183,447		2,096					185,543	183,447
Algeria | Agence Nationale pour Valorisation des Ressources en Hydrocarbures (ALNAFT)
Total	75,435							75,435	75,435
Algeria | Sonatrach
Total	14,218				28,685			42,903	14,218
Angola
Total	707,368		9,410	1,602,707	18,950		1,322	2,339,757	83,611	623,757
Angola | Caixa do Tesouro Nacional
Total	707,368		303					707,671	83,611	623,757
Angola | Ministerio dos Recursos Minerais, Petroleo e Gas
Total			9,107					9,107
Angola | ANPG - Agencia Nacional de Petroleo, Gas e Biocombustiveis
Total				1,602,707	18,950		1,322	1,622,979
Argentina
Total	115,060		7,475					122,535	80,711	34,349
Argentina | Administracion Federal de Ingresos Publicos
Total	34,349							34,349		34,349
Argentina | Secretaria de Energia, Republica Argentina
Total	24,908		1,179					26,087	24,908
Argentina | Provincia del Neuquen
Total	46,571		532					47,103	46,571
Argentina | Provincia de Tierra del Fuego
Total	9,232		5,764					14,996	9,232
Australia
Total	45,211		2,136					47,347	45,211
Australia | Queensland Government
Total			2,136					2,136
Australia | Queensland Government, Queensland Revenue Office
Total	45,211							45,211	45,211
Azerbaijan
Total				24,083	20,833			44,916
Azerbaijan | State Oil Company of the Azerbaijan Republic
Total				24,083	20,833			44,916
Bolivia
Total	172,375		636	24,952			107	198,070	172,375
Bolivia | Yacimientos Petroliferos Fiscales Bolivianos (YPFB)
Total			636	24,952				25,588
Bolivia | Servicio de Impuestos Nacionales (SIN) c/o YPFB
Total	110,320							110,320	110,320
Bolivia | Departamentos c/o YPFB
Total	62,055							62,055	62,055
Bolivia | Fundesoc c/o Indigeneous Communities
Total							107	107
Brazil
Total	824,443		18,860	192,255	166,713			1,202,271	613,227	211,216
Brazil | Agencia National de Petroleo, Gas Natural e Biocombustiveis
Total			16,354					16,354
Brazil | Fundo de Compensacao Ambiental (FCA)
Total			825					825
Brazil | Receita Federal
Total	824,443							824,443	613,227	211,216
Brazil | Petrobras
Total					162,943			162,943
Brazil | Pre-sal Petroleo (PPSA)
Total				192,255				192,255
Brazil | Secretaria do Tesouro Nacional
Total			1,681		3,770			5,451
Brunei
Total	74,298		5	7,777				82,080	7,852	66,446
Brunei | Brunei Government
Total	74,298		5	7,777				82,080	7,852	66,446
Bulgaria
Total			217					217
Bulgaria | Ministry of Energy of Bulgaria
Total			217					217
Canada
Total		102,816	23,479					126,295
Canada | Province of Alberta
Total		102,816	1,163					103,979
Canada | Municipality of Wood Buffalo (Alberta)
Total			22,138					22,138
Canada | Fort McKay First Nations (FMFN)
Total			178					178
China
Total	52,928			27,062				79,990	24,751	28,177
China | China National Petroleum Company
Total	24,751			27,062				51,813	24,751
China | Etoke Tax Bureau
Total	13,843							13,843		13,843
China | Guangzhou Offshore Oil Tax Bureau
Total	254							254		254
China | Tianjin Offshore Oil Tax Bureau
Total	14,080							14,080		14,080
Cyprus
Total			962					962
Cyprus | Ministry of Energy, Commerce, Industry and Tourism
Total			962					962
Democratic Republic of the Congo
Total			500					500
Democratic Republic of the Congo | Ministere des Hydrocarbures C/O Caritas Congo ASBL
Total			500					500
Denmark
Total	129,205		6,369					135,574	731	128,474
Denmark | Arbejdstilsynet
Total			267					267
Denmark | Energistyrelsen
Total			176					176
Denmark | Dansk Teknisk Universitet
Total			5,926					5,926
Denmark | Skat
Total	129,205							129,205	731	128,474
Gabon
Total	84,351		3,282			25,000	15,391	128,024	51,573	32,778
Gabon | Tresor Public Gabonais
Total	54,073		3,282					57,355	51,573	2,500
Gabon | Republique du Gabon
Total	30,278					$ 25,000	8,834	64,112		30,278
Gabon | Ville de Libreville
Total							506	506
Gabon | Ville de Port-Gentil
Total							5,654	5,654
Gabon | Miscellaneous PID beneficiaries
Total							201	201
Gabon | Miscellaneous PIH beneficiaries
Total							196	196
Indonesia
Total	2,740			2,750				5,490		2,740
Indonesia | Directorate General of Taxation, Ministry of Finance
Total	2,740							2,740		2,740
Indonesia | Satuan Khusus Kegiatan Usaha Hulu Minyak dan Gas Bumi (SKK Migas)
Total				2,750				2,750
Iraq
Total	12,125							12,125		12,125
Iraq | Ministry of Finance, General Commission of Taxation
Total	12,125							12,125		12,125
Italy
Total	95,218		2,086					97,304	56,578	38,640
Italy | Regione Basilicata
Total	41,741		743					42,484	41,741
Italy | Agenzia del Demanio
Total			16					16
Italy | Agenzia delle Entrate
Total	38,640							38,640		38,640
Italy | Comune Corleto Perticara
Total	3,334		227					3,561	3,334
Italy | Comune Gorgoglione
Total	513		4					517	513
Italy | Comune Guardia Perticara
Total			18					18
Italy | Comune Taranto
Total			708					708
Italy | Ministero dell'Economia e delle Finanze
Total			370					370
Italy | Tesoreria dello Stato
Total	10,990							10,990	10,990
Kazakhstan
Total	81,486		176	56,115			2,980	140,757	63,260	18,226
Kazakhstan | Atyrau and Mangistau regions c/o North Caspian Operating Company b.v.
Total			130					130
Kazakhstan | Atyrau region c/o North Caspian Operating Company b.v.
Total							1,714	1,714
Kazakhstan | Mangistau region c/o North Caspian Operating Company b.v.
Total							1,266	1,266
Kazakhstan | Ministry of Finance
Total	81,486		46	20,989				102,521	63,260	18,226
Kazakhstan | Ministry of Energy
Total				35,126				35,126
Kenya
Total			292					292
Kenya | Kenya Ministry of Energy
Total			292					292
Lebanon
Total			224					224
Lebanon | Lebanese Petroleum Administration (LPA)
Total			224					224
Libya
Total	1,974,024		82	1,529,007			909	3,504,022	1,440,340	533,684
Libya | National Oil Corporation
Total				1,529,007			909	1,529,916
Libya | Ministry of Finance c/o National Oil Corporation
Total	588,888							588,888	55,204	533,684
Libya | Ministry of Oil and Gas
Total	1,385,136		82					1,385,218	1,385,136
Mauritania
Total			560					560
Mauritania | Trsor Public de Mauritanie
Total			110					110
Mauritania | SMHPM (Societe Mauritanienne des Hydrocarbures et du Patrimoine Minier)
Total			250					250
Mauritania | Commission Environnementale
Total			200					200
Mexico
Total	1,577		27,712					29,289	1,577
Mexico | Servicio de Administracion Tributaria
Total	1,577							1,577	1,577
Mexico | Fondo Mexicano del Petroleo
Total			27,712					27,712
Mozambique
Total			2,120				2,810	4,930
Mozambique | Instituto Nacional de Petroleo
Total			2,120					2,120
Mozambique | Ministerio da Economia e Financas
Total							2,810	2,810
Namibia
Total			212					212
Namibia | Petrofund
Total			212					212
Netherlands
Total	288,815		698					289,513		288,815
Netherlands | Belastingdienst Nederland
Total	288,815		698					289,513		288,815
Nigeria
Total	1,330,990		10,099	113,222	63,991		34,154	1,552,456	144,238	1,186,752
Nigeria | Federal Inland Revenue Service
Total	710,925							710,925		710,925
Nigeria | Niger Delta Development Commission
Total							34,154	34,154
Nigeria | Nigerian Maritime Administration & Safety Agency, Federal Government of Nigeria
Total			1,119					1,119
Nigeria | Nigerian National Petroleum Corporation
Total				113,222				113,222
Nigeria | Nigerian Upstream Petroleum Regulatory Commission
Total	472,895		8,962		63,991			545,848	63,624	409,271
Nigeria | Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian National Petroleum Corporation Ltd
Total	80,614		18					80,632	80,614
Nigeria | Federal Inland Revenue Service c/o Nigerian National Petroleum Corporation
Total	66,556							66,556		66,556
Norway
Total	4,958,972		3,596					4,962,568	58,341	4,900,631
Norway | Norwegian Tax Administration
Total	4,958,972							4,958,972	58,341	4,900,631
Norway | Norwegian Petroleum Directorate
Total			3,596					3,596
Oman
Total	461,307	132,797	275					594,379	461,307
Oman | Oman Ministry of Finance
Total	461,307		160					461,467	461,307
Oman | Ministry of Energy and Minerals
Total		132,797	115					132,912
Papua New Guinea
Total			234					234
Papua New Guinea | Conservation & Environment Protection Authority
Total			234					234
Qatar
Total	180,548			718,729				899,277	30,046	150,502
Qatar | Qatar Energy
Total				718,729				718,729
Qatar | Qatar Ministry of Finance
Total	180,548							180,548	30,046	150,502
Republic of the Congo
Total	369,818		39,883	436			2,730	412,867	247,614	122,204
Republic of the Congo | Ministere des hydrocarbures
Total	356,256		1,228				$ 2,730	360,214	234,562	121,694
Republic of the Congo | Tresor Public
Total	13,052		38,655					51,707	13,052
Republic of the Congo | Societe Nationale des Petroles Congolais
Total	510			$ 436				946		510
Sao Tome and Principe
Total			1,139					1,139
Sao Tome and Principe | Agenc. Nac. Petroleo de Sao Tome e Principe c/o Alliance Francaise
Total			1,009					1,009
Sao Tome and Principe | Agenc. Nac. Petroleo de Sao Tome e Principe c/o Universidade de STP
Total			130					130
Senegal
Total			1,152					1,152
Senegal | Societe des Petroles du Senegal
Total			1,152					1,152
South Africa
Total			268					268
South Africa | Petroleum Agency South Africa (PASA)
Total			101					101
South Africa | Upstream Training Trust (UTT)
Total			167					167
Surinam
Total					44,446			44,446
Surinam | Staatsolie
Total					44,446			44,446
Thailand
Total	224,437				15,628			240,065	371	224,066
Thailand | Ministry of Energy
Total					15,628			15,628
Thailand | Revenue Department
Total	194,298							194,298		194,298
Thailand | Department of Mineral Fuels, Ministry Of Energy
Total	30,139							30,139	371	29,768
Uganda
Total			1,709					1,709
Uganda | Ministry of Energy and Mineral Development
Total			1,017					1,017
Uganda | Ministry of Finance, Planning and Economic Development
Total			117					117
Uganda | Ministry of Water and Environment
Total			575					575
United Arab Emirates
Total	7,719,802		10,674		350,000			8,080,476	7,719,802
United Arab Emirates | Abu Dhabi Fiscal Authorities
Total	7,398,541				$ 350,000			7,748,541	7,398,541
United Arab Emirates | Abu Dhabi National Oil Company
Total	321,261		10,674					331,935	321,261
United Kingdom
Total	2,349,352		5,361					2,354,713		2,349,352
United Kingdom | HM Revenue & Customs
Total	2,349,352							2,349,352		$ 2,349,352
United Kingdom | Crown Estate
Total			128					128
United Kingdom | North Sea Transition Authority
Total			5,233					5,233
United States
Total	14,645	77,805	1,181					93,631	14,645
United States | Office of Natural Resources Revenue
Total		63,571	1,106					64,677
United States | Johnson County Tax Assessor
Total	1,750							1,750	1,750
United States | Tarrant County Tax Assessor
Total	7,335							7,335	7,335
United States | Texas State Comptroller's Office
Total	5,488							5,488	5,488
United States | City of Fort Worth
Total		3,986	65					4,051
United States | Dallas/Fort Worth International Airport Board
Total		3,604						3,604
United States | City of Arlington
Total		1,258						1,258
United States | Tarrant Regional Water District
Total		649	$ 10					659
United States | State of Texas
Total		316						316
United States | City of North Richland Hills
Total		495						495
United States | Fort Worth Independent School District
Total		417						417
United States | Burleson Independent School District
Total		226						226
United States | Arlington Independent School District
Total		327						327
United States | Birdville Independent School District
Total		1,066						1,066
United States | Tarrant County College
Total		289						289
United States | City of Grand Prairie
Total		277						277
United States | Kennedale Independent School District
Total		184						184
United States | Tarrant County AAAA
Total		145						145
United States | Grapevine-Colleyville Tax Office
Total	$ 72							72	$ 72
United States | City of Cleburne
Total		240						240
United States | City of Burleson
Total		229						229
United States | Mansfield Independent School District
Total		184						184
United States | Crowley Independent School District
Total		119						119
United States | City of Crowley
Total		102						102
United States | White Settlement Independent School District
Total		$ 121						$ 121